Receivables and Other Assets - Components of Receivables Included in Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Real estate receivables	$ 153,367	$ 154,981
Development recovery receivables	77,252	84,556
Proceeds and escrow receivables	24,692	8,276
Sundry receivables	20,502	18,530
Refundable deposits	2,762	2,252
Taxes receivable	190	435
Receivables	$ 278,765	$ 269,030